Schedule of investments
Delaware Ivy Core Bond Fund
December 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 1.35%
Fannie Mae Connecticut Avenue Securities
Series 2014-C01 M2 8.789% (LIBOR01M + 4.40%) 1/25/24 •	1,243,888	$ 1,276,854
Series 2015-C01 1M2 8.689% (LIBOR01M + 4.30%) 2/25/25 •	353,844	360,038

Freddie Mac REMICs Series 2557 HL 5.30% 1/15/33	21,445	21,597
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-DNA2 M2R 5.339% (LIBOR01M + 0.95%) 10/25/29 •	4,313,320	4,179,805
Freddie Mac Whole Loan Securities Trust
Series 2015-SC01 1A 3.50% 5/25/45	572,338	528,914
Series 2016-SC02 1A 3.00% 10/25/46	182,839	166,315

GNMA Series 2005-23 IO 2.00% 6/17/45 Σ, •	60,633	3
Total Agency Collateralized Mortgage Obligations (cost $6,492,379)		6,533,526

Agency Commercial Mortgage-Backed Security — 1.28%
Multifamily Connecticut Avenue Securities Trust Series 2019-01 M10 144A 7.639% (LIBOR01M + 3.25%, Floor 3.25%) 10/25/49 #, •	6,603,053	6,199,506
Total Agency Commercial Mortgage-Backed Security (cost $6,658,696)		6,199,506

Agency Mortgage-Backed Securities — 17.58%
Fannie Mae 2.50% 11/1/27	190,211	177,544
Fannie Mae S.F. 15 yr
3.50% 11/1/25	42,473	41,493
3.50% 6/1/26	95,393	93,645
4.50% 4/1/25	13,512	13,480
6.00% 8/1/23	3,802	3,789
Fannie Mae S.F. 20 yr
3.50% 12/1/32	473,332	458,351
4.00% 8/1/42	587,069	556,181
4.00% 9/1/42	2,786,767	2,640,139
5.00% 7/1/23	2,380	2,367
5.50% 2/1/24	2,197	2,203
Fannie Mae S.F. 30 yr
2.00% 4/1/51	4,071,226	3,324,186
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
2.50% 2/1/52	3,161,475	$ 2,691,875
3.00% 9/1/42	730,755	664,919
3.00% 5/1/43	1,042,161	948,235
3.00% 1/1/46	475,389	422,358
3.00% 12/1/51	1,684,355	1,487,975
3.50% 4/1/41	648,761	607,282
3.50% 11/1/41	946,824	886,281
3.50% 1/1/42	259,187	243,614
3.50% 8/1/42	645,219	606,350
3.50% 1/1/43	305,457	285,927
3.50% 2/1/43	571,589	535,386
3.50% 5/1/45	239,190	222,416
3.50% 6/1/45	550,651	512,718
3.50% 7/1/45	645,009	601,245
3.50% 8/1/45	240,478	224,310
3.50% 8/1/45	201,061	186,730
3.50% 9/1/45	533,767	496,555
3.50% 8/1/50	4,350,000	4,033,298
4.00% 12/1/40	203,584	194,734
4.00% 4/1/41	410,751	395,790
4.00% 8/1/41	190,769	183,206
4.00% 9/1/41	233,137	223,924
4.00% 10/1/41	364,373	349,972
4.00% 1/1/44	425,840	415,921
4.00% 4/1/44	798,410	764,762
4.00% 2/1/47	182,048	174,264
4.50% 5/1/35	50,941	50,233
4.50% 7/1/35	64,663	63,500
4.50% 6/1/39	40,733	40,380
4.50% 10/1/40	214,811	212,949
4.50% 4/1/41	79,269	78,581
4.50% 4/1/41	363,274	360,123
4.50% 4/1/41	121,736	120,680
4.50% 7/1/41	75,015	74,149
4.50% 7/1/41	165,195	163,763
5.00% 3/1/34	3,992	4,057
5.00% 5/1/34	2,916	2,921
5.00% 12/1/34	104,007	106,212
5.00% 7/1/35	13,501	13,554
5.00% 7/1/35	105,293	107,526
5.00% 7/1/35	16,963	17,323
5.00% 7/1/35	1,511	1,524
5.00% 7/1/35	2,965	2,984
5.00% 7/1/35	1,832	1,829
5.00% 2/1/36	10,288	10,487
5.00% 4/1/38	67,054	67,901
5.00% 12/1/39	115,473	117,172
5.00% 3/1/40	232,455	234,759
5.00% 4/1/41	74,326	75,264
5.00% 9/1/52	5,580,579	5,503,403
NQ-IV018 [12/22] 2/23 (2745479)    1

Schedule of investments
Delaware Ivy Core Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.00% 10/1/52	4,511,233	$ 4,448,846
5.50% 8/1/52	5,079,714	5,095,731
5.50% 10/1/52	3,397,786	3,408,891
5.50% 10/1/52	2,706,274	2,713,538
6.00% 8/1/29	6,417	6,515
6.00% 9/1/32	6,428	6,656
6.00% 10/1/32	68,596	70,604
6.00% 10/1/32	34,128	34,880
6.00% 11/1/32	81,820	84,654
6.00% 11/1/32	23,554	24,341
6.00% 3/1/33	14,519	14,738
6.00% 3/1/33	10,799	11,018
6.00% 3/1/33	66,223	68,549
6.00% 6/1/33	19,026	19,313
6.00% 10/1/33	14,876	15,100
6.00% 12/1/33	31,442	32,455
6.00% 1/1/34	12,055	12,466
6.00% 8/1/34	10,863	11,026
6.00% 9/1/34	26,020	26,909
6.00% 11/1/34	41,148	41,794
6.00% 11/1/36	13,733	14,304
6.00% 1/1/37	15,144	15,811
6.00% 5/1/37	34,081	35,579
6.00% 8/1/37	18,674	19,368
6.00% 10/1/38	39,935	41,303
6.50% 12/1/31	2,426	2,534
6.50% 2/1/32	14,025	14,731
6.50% 2/1/32	7,218	7,540
6.50% 2/1/32	14,211	14,883
6.50% 4/1/32	4,894	5,078
6.50% 5/1/32	4,951	5,076
6.50% 5/1/32	3,127	3,205
6.50% 7/1/32	3,157	3,281
6.50% 8/1/32	2,240	2,297
6.50% 8/1/32	3,464	3,612
6.50% 9/1/32	6,658	6,886
6.50% 9/1/32	1,877	1,960
6.50% 9/1/32	5,589	5,729
6.50% 10/1/32	11,342	11,745
6.50% 8/1/33	6,703	6,883
6.50% 9/1/34	22,801	23,399
6.50% 11/1/34	2,107	2,201
6.50% 3/1/35	47,143	48,945
7.00% 9/1/31	1,832	1,856
7.00% 11/1/31	25,788	26,266
7.00% 2/1/32	3,084	3,116
7.00% 2/1/32	15,412	16,043
7.00% 3/1/32	33,103	34,695
7.50% 5/1/31	4,570	4,571
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 15 yr
2.50% 4/1/28	119,003	$ 113,270
3.50% 8/1/26	76,802	75,389
5.00% 4/1/23	2,200	2,213
Freddie Mac S.F. 20 yr
3.50% 5/1/32	305,817	296,142
5.00% 5/1/29	10,618	10,672
Freddie Mac S.F. 30 yr
2.50% 5/1/52	687,638	582,358
3.00% 8/1/42	442,988	403,078
3.00% 1/1/43	609,956	554,987
3.00% 2/1/43	769,881	700,506
3.50% 8/1/42	430,128	402,627
4.00% 10/1/40	103,286	99,272
4.00% 11/1/40	220,501	215,367
4.00% 2/1/41	467,238	448,778
4.00% 3/1/41	151,130	146,327
4.00% 6/1/41	173,311	167,802
4.00% 8/1/41	72,335	69,465
4.00% 11/1/41	906,800	870,819
4.00% 8/1/52	1,373,546	1,295,578
4.00% 9/1/52	1,648,481	1,554,495
4.50% 1/1/41	144,101	142,436
4.50% 3/1/41	92,996	91,922
4.50% 4/1/41	160,605	159,212
4.50% 4/1/41	124,933	123,131
4.50% 9/1/52	2,847,978	2,743,978
4.50% 9/1/52	2,280,222	2,196,955
4.50% 9/1/52	5,760,523	5,546,083
5.00% 9/1/34	198	198
5.00% 8/1/35	12,571	12,838
5.00% 11/1/35	31,217	31,679
5.00% 12/1/35	7,697	7,832
5.00% 11/1/39	32,998	33,341
5.00% 1/1/40	267,420	270,802
5.00% 4/1/40	50,688	51,328
5.00% 8/1/40	49,010	49,496
5.00% 7/1/52	1,372,779	1,353,795
5.50% 9/1/52	2,967,311	2,996,086
5.50% 9/1/52	1,090,566	1,109,899
5.50% 10/1/52	3,020,314	3,030,185
6.00% 11/1/33	13,527	13,989
6.50% 9/1/32	10,780	11,314
6.50% 5/1/34	52,167	54,897
6.50% 7/1/36	5,655	5,793
7.00% 12/1/37	12,647	12,707

GNMA I 6.25% 7/15/24	9,200	8,813
GNMA I S.F. 30 yr
3.00% 3/15/45	1,035,127	924,459
4.00% 1/15/41	175,241	169,735

2    NQ-IV018 [12/22] 2/23 (2745479)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
GNMA I S.F. 30 yr
4.00% 10/15/41	103,679	$ 99,864
4.50% 6/15/40	140,562	139,661
5.00% 7/15/33	35,769	36,388
5.00% 7/15/34	24,275	24,626
5.00% 1/15/35	46,561	47,494
5.00% 12/15/35	76,096	76,335
5.00% 12/15/39	46,128	47,020
5.00% 1/15/40	231,816	236,454
5.00% 7/15/40	41,212	41,535
GNMA II
3.25% 11/20/35	348,818	322,580
4.00% 8/20/31	265,270	266,113
4.00% 6/20/36	420,247	403,004
GNMA II S.F. 30 yr
3.00% 12/20/51	1,512,561	1,351,513
3.50% 10/20/43	417,696	393,307
3.50% 2/20/45	510,856	477,023
3.50% 4/20/46	193,468	179,213
4.00% 12/20/40	197,315	190,045
4.00% 12/20/44	132,956	127,891
5.50% 6/20/49	1,685,062	1,717,879
Vendee Mortgage Trust
5.738% 2/15/25	13,188	13,117
7.793% 2/15/25	1,099	1,106
Total Agency Mortgage-Backed Securities (cost $87,933,666)		84,989,836

Convertible Bonds — 0.29%
Liberty Broadband 144A 2.75% exercise price $857.56, maturity date 9/30/50 #	51,000	49,799
Liberty Broadband 144A 1.25% exercise price $900.01, maturity date 9/30/50 #	1,373,000	1,331,810
Total Convertible Bonds (cost $1,358,271)		1,381,609

Corporate Bonds — 38.74%
Banking — 8.60%
Bank Hapoalim 144A 3.255% 1/21/32 #, μ	1,000,000	864,740
Bank of America 2.482% 9/21/36 μ	1,860,000	1,370,926
Bank of New York Mellon
4.70% 9/20/25 μ, ψ	1,430,000	1,376,561
5.802% 10/25/28 μ	255,000	264,141
Barclays
5.501% 8/9/28 μ	250,000	242,538
7.325% 11/2/26 μ	535,000	554,738

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

BBVA Bancomer 144A 5.875% 9/13/34 #, μ	1,000,000	$ 925,304
Citigroup 5.61% 9/29/26 μ	1,670,000	1,678,900
Citizens Bank 6.064% 10/24/25 μ	900,000	910,792
Credit Suisse 1.00% 5/5/23	1,430,000	1,397,027
Credit Suisse Group 144A 6.442% 8/11/28 #, μ	1,480,000	1,350,002
Fifth Third Bank 5.852% 10/27/25 μ	665,000	672,192
Huntington National Bank 5.65% 1/10/30	350,000	353,502
JPMorgan Chase & Co.
1.764% 11/19/31 μ	2,540,000	1,931,207
3.882% 7/24/38 μ	1,685,000	1,404,736
4.851% 7/25/28 μ	1,720,000	1,679,451

KeyBank 5.85% 11/15/27	670,000	692,759
KeyCorp 4.789% 6/1/33 μ	1,175,000	1,112,864
Morgan Stanley
6.138% 10/16/26 μ	370,000	378,295
6.296% 10/18/28 μ	305,000	315,394
6.342% 10/18/33 μ	305,000	320,556

NBK SPC 144A 1.625% 9/15/27 #, μ	1,000,000	881,172
PNC Financial Services Group
5.671% 10/28/25 μ	525,000	530,963
6.20% 9/15/27 μ, ψ	1,455,000	1,425,536
State Street
2.20% 3/3/31	1,947,000	1,561,345
5.751% 11/4/26 μ	115,000	117,844
5.82% 11/4/28 μ	80,000	82,759

SVB Financial Group 4.57% 4/29/33 μ	1,515,000	1,344,572
Toronto-Dominion Bank 4.108% 6/8/27	1,415,000	1,370,091
Truist Financial
4.95% 9/1/25 μ, ψ	3,000,000	2,875,800
6.123% 10/28/33 μ	445,000	469,633
7.871% ( 12/15/24 μ, ψ	2,165,000	2,147,680
US Bancorp
2.491% 11/3/36 μ	1,415,000	1,080,168
3.00% 7/30/29	2,700,000	2,376,300
5.727% 10/21/26 μ	375,000	382,350
Wells Fargo & Co.
2.393% 6/2/28 μ	4,250,000	3,757,412
3.00% 10/23/26	1,500,000	1,388,365
		41,588,615
Basic Industry — 1.61%
Braskem Netherlands Finance 144A 4.50% 1/31/30 #	1,000,000	852,713

NQ-IV018 [12/22] 2/23 (2745479)    3

Schedule of investments
Delaware Ivy Core Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Celanese US Holdings 6.05% 3/15/25	1,075,000	$ 1,071,726
Methanex 5.25% 12/15/29	1,645,000	1,462,453
Newmont 2.60% 7/15/32	1,720,000	1,373,969
Novelis 144A 4.75% 1/30/30 #	745,000	662,171
Sherwin-Williams 3.30% 5/15/50	1,450,000	997,581
Westlake 3.125% 8/15/51	2,170,000	1,344,834
		7,765,447
Basic Materials — 0.19%
Freeport Indonesia 144A 5.315% 4/14/32 #	1,000,000	922,234
		922,234
Brokerage — 0.52%
Charles Schwab 5.375% 6/1/25 μ, ψ	1,150,000	1,130,450
Jefferies Group 6.50% 1/20/43	1,390,000	1,360,630
		2,491,080
Capital Goods — 1.32%
Ardagh Metal Packaging Finance USA 144A 3.25% 9/1/28 #	1,330,000	1,131,451
Boeing 3.75% 2/1/50	2,075,000	1,433,315
Eaton 4.15% 3/15/33	1,455,000	1,357,197
Standard Industries 144A 3.375% 1/15/31 #	1,150,000	867,777
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	1,000,000	977,239
United Rentals North America 3.875% 2/15/31	705,000	592,584
		6,359,563
Communications — 3.12%
AT&T
3.50% 9/15/53	1,195,000	811,925
3.55% 9/15/55	3,343,000	2,245,628
3.65% 6/1/51	1,100,000	779,714

CCO Holdings 144A 4.25% 1/15/34 #	2,000,000	1,480,000
Charter Communications Operating 3.85% 4/1/61	3,175,000	1,847,475
Crown Castle
1.05% 7/15/26	775,000	670,549
2.10% 4/1/31	1,765,000	1,395,329

Discovery Communications 4.00% 9/15/55	2,205,000	1,332,668
IHS Holding 144A 5.625% 11/29/26 #	1,000,000	834,000
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #	1,000,000	769,460
T-Mobile USA 3.00% 2/15/41	2,755,000	1,954,433
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	1,215,000	$ 986,300
		15,107,481
Consumer Cyclical — 1.72%
Alsea 144A 7.75% 12/14/26 #	1,000,000	993,220
Amazon.com 2.50% 6/3/50	2,555,000	1,621,870
Aptiv 3.10% 12/1/51	2,375,000	1,412,768
Carnival 144A 4.00% 8/1/28 #	665,000	543,544
Ford Motor Credit 2.90% 2/10/29	1,775,000	1,420,062
Kia 144A 2.75% 2/14/27 #	1,000,000	884,373
VICI Properties 4.95% 2/15/30	1,485,000	1,415,602
		8,291,439
Consumer Non-Cyclical — 4.05%
Bunge Finance 1.63% 8/17/25	1,192,000	1,086,608
Bunge Limited Finance 2.75% 5/14/31	1,750,000	1,440,601
Central American Bottling 144A 5.25% 4/27/29 #	1,000,000	934,235
CVS Health 2.70% 8/21/40	2,035,000	1,413,527
GE HealthCare Technologies
144A 5.60% 11/15/25 #	300,000	302,169
144A 5.65% 11/15/27 #	300,000	304,036
New York and Presbyterian Hospital
2.256% 8/1/40	4,150,000	2,749,644
2.606% 8/1/60	1,600,000	912,840
NYU Langone Hospitals
3.38% 7/1/55	4,900,000	3,292,188
4.428% 7/1/42	1,775,000	1,507,706

Royalty Pharma 3.35% 9/2/51	2,195,000	1,361,740
Takeda Pharmaceutical 3.175% 7/9/50	1,980,000	1,344,301
Tenet Healthcare 144A 4.25% 6/1/29 #	1,250,000	1,085,181
Viatris 4.00% 6/22/50	2,225,000	1,378,590
Zoetis
5.40% 11/14/25	175,000	178,687
5.60% 11/16/32	290,000	301,555
		19,593,608
Electric — 4.89%
Alfa Desarrollo 144A 4.55% 9/27/51 #	996,354	758,869
Appalachian Power 4.50% 8/1/32	1,450,000	1,356,266
Berkshire Hathaway Energy 2.85% 5/15/51	1,820,000	1,199,938
Duke Energy Carolinas 3.95% 11/15/28	1,920,000	1,846,174
Entergy Mississippi 3.25% 12/1/27	2,400,000	2,189,002

4    NQ-IV018 [12/22] 2/23 (2745479)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Entergy Texas 3.45% 12/1/27	3,600,000	$ 3,321,650
Exelon 4.05% 4/15/30	2,500,000	2,326,989
Florida Power & Light 2.45% 2/3/32	2,400,000	2,006,080
Indianapolis Power & Light 144A 5.65% 12/1/32 #	450,000	462,950
JSW Hydro Energy 144A 4.125% 5/18/31 #	885,000	738,928
Nevada Power 5.90% 5/1/53	695,000	745,198
Oglethorpe Power 144A 4.50% 4/1/47 #	1,725,000	1,377,799
Pacific Gas and Electric 3.30% 8/1/40	2,900,000	1,973,387
PacifiCorp 5.35% 12/1/53	240,000	239,018
PG&E 5.25% 7/1/30	1,000,000	911,535
Southern 5.70% 10/15/32	810,000	831,087
Vistra Operations 144A 5.125% 5/13/25 #	1,375,000	1,347,067
		23,631,937
Energy — 4.58%
BP Capital Markets 4.875% 3/22/30 μ, ψ	1,575,000	1,383,047
El Paso Natural Gas 8.375% 6/15/32	2,000,000	2,268,735
Energean Israel Finance 144A 4.875% 3/30/26 #	1,000,000	928,200
Energy Transfer
5.75% 2/15/33	230,000	225,466
6.25% 4/15/49	1,470,000	1,373,991
6.85% 2/15/40	1,265,000	1,235,525
Enterprise Products Operating
3.30% 2/15/53	3,270,000	2,189,913
7.538% ( 6/1/67 μ	2,875,000	2,420,017

Geopark 144A 5.50% 1/17/27 #	1,000,000	861,325
Guara Norte 144A 5.198% 6/15/34 #	910,570	771,776
NuStar Logistics 6.375% 10/1/30	1,530,000	1,417,453
Saudi Arabian Oil 144A 4.25% 4/16/39 #	1,000,000	897,352
Targa Resources Partners 5.00% 1/15/28	1,185,000	1,132,372
Tennessee Gas Pipeline 8.375% 6/15/32	3,200,000	3,656,323
Valero Energy 3.65% 12/1/51	1,940,000	1,378,515
		22,140,010
Finance Companies — 1.80%
AerCap Ireland Capital DAC 3.00% 10/29/28	2,085,000	1,750,535
Air Lease
2.875% 1/15/32	1,430,000	1,139,665
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)
Air Lease
4.625% 10/1/28	1,805,000	$ 1,691,778
5.85% 12/15/27	295,000	295,187

Aviation Capital Group 144A 3.50% 11/1/27 #	1,330,000	1,163,764
Huarong Finance 2017 4.25% 11/7/27	1,000,000	855,803
Inversiones La Construccion 144A 4.75% 2/7/32 #	1,000,000	815,971
MAF Global Securities 7.875% 6/30/27 μ, ψ	1,000,000	1,013,140
		8,725,843
Industrials — 0.19%
Bidvest Group UK 144A 3.625% 9/23/26 #	1,000,000	903,620
		903,620
Insurance — 2.49%
Aon
2.90% 8/23/51	2,155,000	1,380,119
5.00% 9/12/32	345,000	342,240
Athene Holding
3.45% 5/15/52	1,040,000	642,407
3.95% 5/25/51	460,000	312,250

Berkshire Hathaway Finance 3.85% 3/15/52	1,480,000	1,187,503
Brighthouse Financial 3.85% 12/22/51	2,155,000	1,368,391
Centene 3.375% 2/15/30	700,000	593,337
Humana
5.75% 3/1/28	85,000	86,946
5.875% 3/1/33	130,000	134,620

MetLife 3.85% 9/15/25 μ, ψ	915,000	852,094
Security Benefit Global Funding 144A 1.25% 5/17/24 #	5,450,000	5,116,204
		12,016,111
Natural Gas — 0.45%
Atmos Energy
2.85% 2/15/52	405,000	263,943
5.75% 10/15/52	725,000	761,346

ENN Energy Holdings 144A 2.625% 9/17/30 #	1,000,000	811,680
Southern Co. Gas Capital 5.15% 9/15/32	350,000	344,582
		2,181,551
Real Estate Investment Trusts — 1.04%
American Homes 4 Rent 3.625% 4/15/32	1,310,000	1,105,427
American Tower Trust #1 Series 13 2A 144A 3.07% 3/15/48 #	3,100,000	3,082,644

NQ-IV018 [12/22] 2/23 (2745479)    5

Schedule of investments
Delaware Ivy Core Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
Digital Realty Trust
4.45% 7/15/28	320,000	$ 303,567
5.55% 1/15/28	555,000	559,669
		5,051,307
Technology — 1.53%
Autodesk 2.40% 12/15/31	1,760,000	1,410,501
Broadcom 144A 3.469% 4/15/34 #	3,530,000	2,826,476
CDW 3.276% 12/1/28	1,640,000	1,407,177
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	1,660,000	1,381,362
Oracle
5.80% 11/10/25	120,000	122,820
6.15% 11/9/29	250,000	260,083
		7,408,419
Transportation — 0.64%
British Airways 2020-1 Class A Pass Through Trust 144A 4.25% 5/15/34 #, ♦	899,813	804,915
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	926,608	825,243
United Airlines 144A 4.625% 4/15/29 #	1,680,000	1,465,717
		3,095,875
Total Corporate Bonds (cost $197,487,187)		187,274,140

Municipal Bonds — 2.00%
Douglas County, Washington Public Utility District No. 1
Series A 5.45% 9/1/40	1,205,000	1,197,059
Municipal Electric Authority of Georgia
6.655% 4/1/57	2,500,000	2,705,400
Port Authority of New York & New Jersey
4.458% 10/1/62	3,710,000	3,229,926
4.926% 10/1/51	2,690,000	2,543,449
Total Municipal Bonds (cost $10,693,330)		9,675,834

Non-Agency Asset-Backed Securities — 8.24%
AMSR Trust
Series 2021-SFR2 D 144A 2.278% 8/17/38 #	2,750,000	2,314,223
Series 2021-SFR4 B 144A 2.417% 12/17/38 #	5,250,000	4,494,814

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Ares LXIV CLO Series 2022-64A A1 144A 5.304% (TSFR3M + 1.44%, Floor 1.44%) 4/15/35 #	3,000,000	$ 2,941,158
BlueMountain CLO XXX Series 2020-30A AR 144A 5.234% (TSFR03M + 1.37%, Floor 1.37%) 4/15/35 #, •	3,300,000	3,184,526
CIFC Funding Series 2022-3A A 144A 5.398% (TSFR3M + 1.41%, Floor 1.41%) 4/21/35 #	3,000,000	2,889,627
FirstKey Homes Trust
Series 2021-SFR1 B 144A 1.788% 8/17/38 #	4,800,000	4,111,526
Series 2021-SFR2 D 144A 2.058% 9/17/38 #	4,400,000	3,649,012
Home Partners of America Trust
Series 2021-1 A 144A 1.698% 9/17/41 #	3,977,861	3,281,964
Series 2021-3 B 144A 2.649% 1/17/41 #	4,813,391	4,021,490

Progress Residential Trust Series 2021-SFR7 D 144A 2.341% 8/17/40 #	3,450,000	2,699,342
Tricon American Homes Trust Series 2020-SFR2 B 144A 1.832% 11/17/39 #	2,475,000	2,062,274
Tricon Residential Trust Series 2021-SFR1 B 144A 2.244% 7/17/38 #	4,875,000	4,203,123
Total Non-Agency Asset-Backed Securities (cost $45,843,152)		39,853,079

Non-Agency Collateralized Mortgage Obligations — 10.34%
Agate Bay Mortgage Trust
Series 2013-1 B4 144A 3.559% 7/25/43 #	1,482,562	1,073,405
Series 2015-5 B3 144A 3.579% 7/25/45 #	1,414,065	1,187,573
Series 2015-6 B1 144A 3.587% 9/25/45 #	3,179,402	2,866,945
Series 2016-1 B1 144A 3.659% 12/25/45 #	3,840,818	3,537,425

Bear Stearns Mortgage Securities 8.00% 11/25/29	16,796	9,198
CHL Mortgage Pass Through Trust 5.25% 5/25/34	16,073	14,314
Citigroup Global Markets Mortgage Securities VII Series 1997-HUD1 B2 3.10% 12/25/30	704,681	151,610

6    NQ-IV018 [12/22] 2/23 (2745479)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Citigroup Mortgage Loan Trust
Series 2013-J1 B4 144A 3.478% 10/25/43 #, •	834,463	$ 618,977
Series 2018-RP1 A1 144A 3.00% 9/25/64 #	1,150,747	1,097,461
CSMC Trust
Series 2013-7 B4 144A 3.53% 8/25/43 #	1,364,449	1,103,708
Series 2017-HL1 A12 144A 3.50% 6/25/47 #	1,785,037	1,555,611

Eagle RE Series 2020-1 M1B 144A 5.839% (LIBOR01M + 1.45%) 1/25/30 #, •	566,384	563,305
JP Morgan Mortgage Trust
Series 2004-A3 4A2 3.633% 7/25/34	2,958	2,839
Series 2016-3 B3 144A 3.282% 10/25/46 #	1,891,956	1,694,355
Series 2017-4 A13 144A 3.50% 11/25/48 #, •	6,226,480	5,102,059
Series 2021-4 A5 144A 2.50% 8/25/51 #	6,000,000	4,068,286

MRFC Mortgage Pass Through Trust Series Series 1998-2 B1 6.75% 6/25/28 •	494	471
PMT Credit Risk Transfer Trust Series 21-1R A 144A 7.287% (LIBOR01M + 2.90%, Floor 2.90%) 2/27/24 #, •	3,398,148	3,245,440
Prudential Home Mortgage Securities
Series 1994-A 5B 144A 6.729% 4/28/24 #	26	25
Series 1994-E 5B 144A 7.479% 9/28/24 #	30	29

Radnor RE Series 2020-1 M1B 144A 5.839% (LIBOR01M + 1.45%, Floor 1.45%) 1/25/30 #, •	4,650,000	4,609,741
Seasoned Credit Risk Transfer Trust Series Series 2017-3 M1 4.00% 7/25/56 •	3,213,714	3,155,291
Sequoia Mortgage Trust Series 2015-3 B1 144A 3.723% 7/25/45 #	1,763,116	1,651,325
Shellpoint -Originator Trust Series 2015-1 B3 144A 3.787% 8/25/45 #	2,812,658	2,431,725
Sofi Mortgage Trust Series 2016-1A B2 144A 3.09% 11/25/46 #	1,424,073	1,299,252
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Structured Asset Mortgage Investments
Series 1998-2 B 6.75% 5/2/30	3,272	$ 101
Series 1998-2 C 6.75% 5/2/30	1,485	37

Towd Point Mortgage Trust Series 2015-2 2M2 144A 4.166% 11/25/57 #, •	6,041,251	5,966,130
WinWater Mortgage Loan Trust Series 2015-5 B1 144A 3.756% 8/20/45 #	3,457,442	2,995,279
Total Non-Agency Collateralized Mortgage Obligations (cost $57,700,259)		50,001,917

Non-Agency Commercial Mortgage-Backed Securities — 6.91%
BAMLL Commercial Mortgage Securities Trust Series 2014-520M A 144A 4.185% 8/15/46 #	4,130,000	3,279,608
Citigroup Commercial Mortgage Trust Series 2018-TBR A 144A 5.273% (LIBOR01M + 0.83%, Floor 0.83%) 12/15/36 #, •	10,000,000	9,790,561
GS Mortgage Securities Series 2012-BWTR C 144A 3.328% 11/5/34 #	1,000,000	825,418
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5 A5 3.723% 3/15/50	1,500,000	1,398,960
KKR Industrial Portfolio Trust Series 2021-KDIP B 144A 5.118% (LIBOR01M + 0.80%, Floor 0.80%) 12/15/37 #, •	2,250,000	2,152,559
One Market Plaza Trust Series 2017-1MKT A 144A 3.614% 2/10/32 #	4,000,000	3,848,065
UBS Commercial Mortgage Trust
Series 2017-C1 AS 3.724% 6/15/50	4,000,000	3,532,693
Series 2017-C6 A5 3.58% 12/15/50	7,000,000	6,476,065
Series 2017-C7 AS 4.061% 12/15/50	2,300,000	2,087,909
Total Non-Agency Commercial Mortgage-Backed Securities (cost $36,747,771)		33,391,838

NQ-IV018 [12/22] 2/23 (2745479)    7

Schedule of investments
Delaware Ivy Core Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds — 2.14%Δ
Azerbaijan — 0.15%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #	850,000	$ 710,813
		710,813
Colombia — 0.20%
Colombia Government International Bond 3.25% 4/22/32	1,321,000	964,921
		964,921
Dominican Republic — 0.20%
Dominican Republic International Bonds 144A 4.875% 9/23/32 #	1,189,000	991,401
		991,401
Ivory Coast — 0.21%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #	1,147,000	1,023,698
		1,023,698
Mexico — 0.17%
Mexico Government International Bond 3.50% 2/12/34	1,000,000	802,769
		802,769
Oman — 0.22%
Oman Government International Bond 144A 6.75% 1/17/48 #	1,110,000	1,043,422
		1,043,422
Paraguay — 0.18%
Paraguay Government International Bonds 144A 5.40% 3/30/50 #	1,000,000	865,445
		865,445
Peru — 0.20%
Peruvian Government International Bonds 2.844% 6/20/30	1,140,000	965,796
		965,796
Qatar — 0.20%
Qatar Government International Bonds 144A 4.00% 3/14/29 #	973,000	958,035
		958,035
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Saudi Arabia — 0.20%
Saudi Government International Bonds 144A 3.625% 3/4/28 #	1,012,000	$ 968,104
		968,104
Uzbekistan — 0.21%
Republic of Uzbekistan International Bonds 144A 5.375% 2/20/29 #	1,104,000	1,026,124
		1,026,124
Total Sovereign Bonds (cost $10,435,009)		10,320,528

US Treasury Obligations — 7.33%
US Treasury Bonds
2.875% 5/15/52	11,860,000	9,506,531
3.00% 8/15/52	8,470,000	6,981,133
US Treasury Notes
2.75% 8/15/32	2,955,000	2,691,359
4.125% 10/31/27	7,700,000	7,728,875
4.125% 11/15/32	5,555,000	5,670,006
4.25% 10/15/25	2,685,000	2,683,322
4.50% 11/30/24	190,000	190,022
Total US Treasury Obligations (cost $38,155,848)		35,451,248
	Number of shares
Preferred Stock — 0.64%
Brookfield Infrastructure Partners 5.00%	200,000	3,078,000
Total Preferred Stock (cost $5,000,000)		3,078,000

Short-Term Investments — 2.43%
Money Market Mutual Funds — 2.43%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	2,931,342	2,931,342
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	2,931,342	2,931,342
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	2,931,342	2,931,342

8    NQ-IV018 [12/22] 2/23 (2745479)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	2,931,343	$ 2,931,343
Total Short-Term Investments (cost $11,725,369)		11,725,369

Total Value of Securities—99.27% (cost $516,230,937)		479,876,430
Receivables and Other Assets Net of Liabilities—0.73%★		3,552,001
Net Assets Applicable to 52,831,664 Shares Outstanding—100.00%		$483,428,431
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of Rule 144A securities was $167,478,686, which represents 34.64% of the Fund's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Δ	Securities have been classified by country of risk.
★	Includes $568,480 cash collateral held at broker for futures contracts as of December 31, 2022.

The following futures contracts were outstanding at December 31, 2022:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
70	US Treasury 5 yr Notes	$7,555,078	$7,554,661	3/31/23	$417	$—	$(6,016)
119	US Treasury 10 yr Notes	13,363,329	13,400,798	3/22/23	—	(37,469)	(16,734)
50	US Treasury 10 yr Ultra Notes	5,914,063	5,922,389	3/22/23	—	(8,326)	(3,125)
Total Futures Contracts			$26,877,848		$417	$(45,795)	$(25,875)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
NQ-IV018 [12/22] 2/23 (2745479)    9

Schedule of investments
Delaware Ivy Core Bond Fund   (Unaudited)
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
S.F. – Single Family
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
10    NQ-IV018 [12/22] 2/23 (2745479)